Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Offering

On January 20, 2017, the Company filed with the SEC a Registration Statement on Form S-1 (File No: 333-215650), pursuant to which the Company intends to raise up to $13.8 million in cash proceeds and list its common stock on the Nasdaq Capital Market (the “Offering”). The Board of Directors approved for submission to a vote of the stockholders of the Company the grant of authority to the Board of Directors to amend the Company’s Certificate of Incorporation to effect a reverse split of the Company’s common stock. At a special meeting of stockholders on February 9, 2017, the stockholders of the Company approved this proposal. On March 6, 2017, the Pricing Committee of the Board of Directors fixed the Reverse Stock Split ratio at 1-for-1.5 (1:1.5), and the Company will file a Certificate of Amendment to the Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split immediately prior to the pricing of the Offering. As a result of the Reverse Stock Split, the Company’s historical financial statements have been revised to reflect share counts and per share data as if the Reverse Stock Split had been in effect for all periods presented.

Agreement with Vista Partners

On January 5, 2017, the Company entered into an addendum to an agreement entered into by and between the Company and Vista Partners, LLC (“Vista”), dated August 1, 2015 pursuant to which Vista will provide the Company with investor relations and financial advisory services (as amended, the “Vista Agreement”). The Vista Agreement shall be effective as of January 1, 2017 and continue for a term of six months. The Vista Agreement may be renewed for an additional six months under the same terms and conditions upon mutual agreement of Vista and the Company. Pursuant to the Vista Agreement, Vista shall be provided the following consideration by the Company:

●	A non-refundable grant by the Company to Vista of $120,000 convertible bridge note and warrants under the same terms as the Company’s October Private Placement; and,

●	A non-refundable expense deposit totaling $12,500, due within 15 days of the signing of the Vista Agreement;

 Pursuant to the Vista Agreement, the Company also issued to Vista a warrant to purchase 12,973 shares of the Company’s common stock. The note will not bear any interest and is payable in full in January 2018. Vista may elect to convert the principal amount of the note into shares of the Company’s common stock at any time before the maturity date at a conversion price per share equal to the lower of $10.50 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering. The Company will have the right to require Vista to convert the note into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrant will have an exercise price per share equal to the lower of $8.33 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering, subject to adjustments, and is exercisable for a five-year period. The Company is required to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of the Company’s common stock issuable under the notes and the warrants within 21 days following the consummation of the Company’s next underwritten public offering or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner, it will be required to issue to Vista additional warrants to purchase shares of the Company’s common stock.

Private Placements

On January 4, 2017, the Company entered into a securities purchase agreement with David Boehnen. On January 13, 2017, the Company entered into a securities purchase agreement with Brett Nesland and Cross River Partners LP. On January 17, 2017, the Company entered into a securities purchase agreement with Anglian Holdings, Inc., David Boehnen and Vikki Lansing Copley (collectively, the “Investors”) pursuant to which the Company agreed to issue to the Investors convertible notes, due January 2018, in an aggregate principal amount of $3.2 million and warrants to purchase 378,685 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $3.1 million, payable in cash. Subsequent to the issuance of these warrants, additional warrants to purchase 6,957 shares of the Company’s common stock were issued to certain of the Investors that did not receive 100% warrant coverage pursuant to their original agreements. See paragraph related to True Up Warrants under the heading “Other Events” below.

The notes will not bear any interest and are payable in full in January 2018. The Investors may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before the maturity date at a conversion price per share equal to the lower of $10.50 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering. The Company will have the right to require the Investors to convert the notes into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrants will have an exercise price per share equal to the lower of $8.33 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering, subject to adjustments, and are exercisable for a five-year period. The Company is required to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of the Company’s common stock issuable under the notes and the warrants within 21 days following the consummation of the Company’s next underwritten public offering or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner, it will be required to issue to the Investors additional warrants to purchase shares of the Company’s common stock.

Agreements with Messrs. Hanson and Davis

On January 24, 2017, the Company entered into an Amended and Restated Term Promissory Note with Mr. Davis, pursuant to which the Company and Mr. Davis agreed to consolidate the following debt due to Mr. Davis totaling $896,243, including accrued but unpaid interest thereon, into a single note due April 30, 2018: (i) the note dated February 1, 2016, in the principal amount of $150,000, (ii) the note dated July 13, 2016, in the principal amount of $432,000 (including a 20% repayment premium as outlined in the agreement), (iii) the note dated August 12, 2016, in the principal amount of $263,158 and (iv) the note dated December 22, 2016, in the principal amount of $50,000. The consolidated note is unsecured and bears interest at a rate of 7% per annum, with all principal and accrued interest due and payable at the close of business on April 30, 2018.

On January 24, 2017, the Company entered into an Amended and Restated Term Promissory Note with Mr. Hanson, pursuant to which the Company and Mr. Hanson agreed to consolidate the following debt due to Mr. Hanson totaling $1,973,735, including accrued but unpaid interest thereon, into a single note, due April 30, 2018: (i) the note dated July 30, 2014, in the principal amount of $598,000, (ii) the note dated December 22, 2015, in the principal amount of $150,000, (iii) the note dated February 11, 2016, in the principal amount of $75,000, (iv) the note dated July 14, 2016, in the principal amount of $288,888 (including a 20% repayment premium as outlined in the agreement) and (v) that note dated December 22, 2016, in the principal amount of $85,000. In addition, the consolidated note amends the line-of-credit dated May 7, 2014 by reducing the principal debt thereunder by $617,957 and incorporating that amount into the principal amount of the consolidated note. The consolidated note is unsecured and bears interest at a rate of 8% per annum with all principal and accrued interest due and payable at the close of business on April 30, 2018.

On January 25, 2017, the Company entered into an unsecured promissory note with Mr. Davis, pursuant to which the Company is obligated to pay to Mr. Davis the sum of $238,950, together with all accrued interest thereon, in six monthly installments of $40,983 each, which includes interest and equates to an imputed interest rate of 9.9% per annum. As an additional inducement to Mr. Davis to advance amounts under the note, on January 25, 2017, the Company also issued to Mr. Davis a warrant to purchase 28,704 shares of the Company’s common stock, subject to adjustments. The warrants issued to Mr. Davis have an exercise price per share equal to the lower of $8.33 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering, subject to adjustments, and are exercisable for a five-year period.

On February 22, 2017, the Company entered into an agreement with Mr. Hanson in connection with the Line of Credit. Pursuant to the agreement, Mr. Hanson agreed to convert, upon consummation of the Offering, the principal amount of $678,947 of indebtedness outstanding under the Line of Credit into shares of the Company’s common stock at a conversion price-per-share equal to the public offering price-per-share in the Offering. As consideration for this conversion, the Company agreed to issue to Mr. Hanson, upon consummation of the Offering, five-year warrants to purchase 90,526 shares of the Company’s common stock, at an exercise price equal to the public offering price-per-share in the Offering.

Other Events

On January 24, 2017, the Company and the holder of its notes payable, due October 2016, interest between 8.25% and 12%, agreed to a settlement to repay the principal and accrued but unpaid interest due under the note. Pursuant to the settlement, the Company agreed to pay $80,000 cash and issue to the holder of the note 6,667 restricted shares of the Company’s common stock, which terms the Company satisfied on January 25, 2017.

On January 26, 2017, the Company issued to certain investors in its recent private placement offering, which was ongoing from October 21, 2016 to January 17, 2017, additional warrants to purchase shares of the Company’s common stock to those investors that did not receive 100% warrant coverage on their investments. Pursuant to these additional warrant issuances, the Company issued a total of 71,017 warrants to these investors (“True Up Warrants”). These True Up Warrants have an exercise price per share equal to the lower of $8.33 and 80% of the per share price of the Company’s common stock in the Company’s next underwritten public offering, subject to adjustments, and are exercisable for a five-year period.